Exhibit 99.1

World Omni Auto Receivables Trust 2017-B

Monthly Servicer Certificate

April 30, 2020

Dates Covered
Collections Period	04/01/20 - 04/30/20
Interest Accrual Period	04/15/20 - 05/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/20	213,427,636.99	15,190
Yield Supplement Overcollateralization Amount 03/31/20	6,553,813.65	0
Receivables Balance 03/31/20	219,981,450.64	15,190
Principal Payments	9,023,011.00	329
Defaulted Receivables	507,479.87	26
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/20	6,141,347.40	0
Pool Balance at 04/30/20	204,309,612.37	14,835

Pool Statistics	$ Amount	# of Accounts
Pool Factor	29.86%
Prepayment ABS Speed	1.11%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	1,470,304.29	92
Past Due 61-90 days	548,450.52	36
Past Due 91-120 days	284,698.40	16
Past Due 121+ days	0.00	0
Total	2,303,453.21	144

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.09%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.40%
Delinquency Trigger Occurred	NO

Recoveries	129,341.95
Aggregate Net Losses/(Gains) - April 2020	378,137.92
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	2.06%
Prior Net Losses Ratio	0.06%
Second Prior Net Losses Ratio	0.59%
Third Prior Net Losses Ratio	0.95%
Four Month Average	0.92%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.37%

Overcollateralization Target Amount	6,656,764.16
Actual Overcollateralization	6,656,764.16
Weighted Average APR	3.19%
Weighted Average APR, Yield Adjusted	5.19%
Weighted Average Remaining Term	36.26

Flow of Funds	$ Amount
Collections	10,324,224.38
Investment Earnings on Cash Accounts	297.07
Servicing Fee(1)	-
Transfer to Collection Account	-
Available Funds	10,324,521.45

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	330,078.92
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	2,461,260.46
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	6,656,764.16
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	-
(10) Collection Account Redeposits	853,409.16

Total Distributions of Available Funds	10,324,521.45

Servicing Fee	-
Unpaid Servicing Fee	375,848.71
Change in amount of the unpaid servicing fee from the prior period	183,317.88

Note Balances & Note Factors	$ Amount
Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 04/15/20	206,770,872.83
Principal Paid	9,118,024.62
Note Balance @ 05/15/20	197,652,848.21

Class A-1
Note Balance @ 04/15/20	0.00
Principal Paid	0.00
Note Balance @ 05/15/20	0.00
Note Factor @ 05/15/20	0.0000000%

Class A-2a
Note Balance @ 04/15/20	0.00
Principal Paid	0.00
Note Balance @ 05/15/20	0.00
Note Factor @ 05/15/20	0.0000000%

Class A-2b
Note Balance @ 04/15/20	0.00
Principal Paid	0.00
Note Balance @ 05/15/20	0.00
Note Factor @ 05/15/20	0.0000000%

Class A-3
Note Balance @ 04/15/20	143,090,872.83
Principal Paid	9,118,024.62
Note Balance @ 05/15/20	133,972,848.21
Note Factor @ 05/15/20	58.5034272%

Class A-4
Note Balance @ 04/15/20	52,030,000.00
Principal Paid	0.00
Note Balance @ 05/15/20	52,030,000.00
Note Factor @ 05/15/20	100.0000000%

Class B
Note Balance @ 04/15/20	11,650,000.00
Principal Paid	0.00
Note Balance @ 05/15/20	11,650,000.00
Note Factor @ 05/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	353,087.67
Total Principal Paid	9,118,024.62
Total Paid	9,471,112.29

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.81400%
Coupon	0.91400%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.95000%
Interest Paid	232,522.67
Principal Paid	9,118,024.62
Total Paid to A-3 Holders	9,350,547.29

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5344307
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.8009696
Total Distribution Amount	14.3354003

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.0153828
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	39.8167014
Total A-3 Distribution Amount	40.8320842

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	269.93
Noteholders' Principal Distributable Amount	730.07

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/20	1,664,191.04
Investment Earnings	204.66
Investment Earnings Paid	(204.66)
Deposit/(Withdrawal)	-
Balance as of 05/15/20	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.